Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Summary of Warrant Activity

The following is a summary of warrant activity for the year ended December 31, 2016:

Number of Warrants
Outstanding as of December 31, 2015	486,723
Ratchet warrants issued due to price reset	271,641,648
Cashless warrant exercise	(3,270,888)
Warrants exercise for cash	(68,750)
Outstanding as of December 31, 2016	268,788,733